Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions		Attributable to owners of the Company Share Capital [Member] ILS (₪)	Attributable to owners of the Company Share premium ILS (₪)	Attributable to owners of the Company Receipts on account of share options ILS (₪)	Attributable to owners of the Company Capital reserve [Member] ILS (₪)	Attributable to owners of the Company Retained earnings [Member] ILS (₪)	Attributable to owners of the Company Total [Member] ILS (₪)	Non-controlling interests [Member] ILS (₪)	ILS (₪)	Convenience translation into U.S. dollar [Member] USD ($)
Balance at Dec. 31, 2015		₪ 1			₪ (2)	₪ 1,170	₪ 1,169	₪ 16	₪ 1,185
Comprehensive income (loss) for the year
Profit loss for the year						148	148	2	150
Other comprehensive income (loss) for the year, net of tax					1	(1)
Transactions with owners, recognized directly in equity
Share based payments						5	5	1	6
Dividend to non-controlling intererst in a subsidiary								(1)	(1)
Balance at Dec. 31, 2016		1			(1)	1,322	1,322	18	1,340
Comprehensive income (loss) for the year
Profit loss for the year						112	112	1	113
Other comprehensive income (loss) for the year, net of tax					1		1		1
Transactions with owners, recognized directly in equity
Share based payments						2	2		2
Derecognition of non-controlling interests due to loss of control in a consolidated company								(15)	(15)
Balance at Dec. 31, 2017		1				1,436	1,437	4	1,441	$ 384
Transactions with owners, recognized directly in equity
Effect of initial application of IFRS 9	[1]					(36)	(36)		(36)	(9)
Profit loss for the year						(62)	(62)	(2)	(64)	(17)
Other comprehensive income (loss) for the year, net of tax						(1)	(1)		(1)
Share based payments						2	2		2
Equity offering (see Note 19)			259	17			276		276	74
Exercise of share options			66	(7)			59		59	16
Balance at Dec. 31, 2018		₪ 1	₪ 325	₪ 10		₪ 1,339	₪ 1,675	₪ 2	₪ 1,677	$ 448

[1]	See Note 2, regarding Basis of Preparation of the Financial Statements - Application of a new standard effective January 1, 2018 - International Financial Reporting Standard 9 (2014), Financial Instruments ("IFRS 9" or "the standard"). According to the transitional method that was elected, comparative data were not restated.